Acquisitions and Dispositions (Results of Operations Reported within Discontinued Operations) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense (benefit)		$ 56	$ 100
Net income (loss) attributable to Dominion Energy		281	411
Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax expense (benefit)		(9)	(4)
East Ohio Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		312	310
Operating expense		216	218
Other income (expense)		8	7
Interest and related charges		15	3
Income (loss) before income taxes		89	96
Income tax expense (benefit)		13	14
Net income (loss) attributable to Dominion Energy	[1]	76	82
PSNC Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		326	335
Operating expense		208	224
Other income (expense)		2	2
Interest and related charges		13	9
Income (loss) before income taxes		107	104
Income tax expense (benefit)		24	23
Net income (loss) attributable to Dominion Energy	[1]	83	81
Questar Gas Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		730	519
Operating expense		579	388
Other income (expense)		1
Interest and related charges		16	10
Income (loss) before income taxes		136	121
Income tax expense (benefit)		29	26
Net income (loss) attributable to Dominion Energy	[1]	107	95
Other | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenue		1	2
Operating expense		3	$ 2
Income (loss) before income taxes		(2)
Income tax expense (benefit)		(1)
Net income (loss) attributable to Dominion Energy	[1]	$ (1)

[1]	Excludes $(9) million and $(4) million of income tax expense (benefit) attributable to consolidated state and interim period tax allocation adjustments for the three months ended March 31, 2023 and 2022, respectively.